Frontegra Mastholm International Equity Fund (Prospectus Summary) | Frontegra Mastholm International Equity Fund
SUMMARY SECTION
Investment Objective.
The investment objective of the Frontegra Mastholm International Equity Fund (the "Fund")

is capital appreciation.

Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment) NONE
Shareholder Fees	Frontegra Mastholm International Equity Fund
Redemption Fee (as a percentage of amount redeemed, if applicable) (a service fee of $15 will be imposed for shares redeemed by wire)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Frontegra Mastholm International Equity Fund
Management Fees		0.95%
Distribution (12b-1) Fees		none
Other Expenses		0.80%
Total Annual Fund Operating Expenses		1.75%
Fee Waiver	[1]	(1.00%)
Total Annual Fund Operating Expenses After Fee Waiver		0.75%
[1]	Pursuant to an expense cap agreement between Frontegra Asset Management, Inc., the Fund's investment adviser ("Frontegra"), and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses ("AFFE") and extraordinary expenses) do not exceed 0.75% of the Fund's average daily net assets. The expense cap agreement will continue in effect until October 31, 2012 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal. "Other Expenses" are presented before any waivers or expense reimbursements.

Example.
The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Frontegra Mastholm International Equity Fund	77	453	855	1,979

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

During its most recent fiscal year, the Fund had a portfolio turnover rate of

264% of the average value of its portfolio.

Principal Investment Strategy.
The Fund normally invests at least 80% of its assets in a diversified portfolio of equity securities of companies located outside of the United States.  The Fund invests primarily in large- and mid-cap companies with market capitalizations of

$3 billion or more at the time of investment.  The Fund invests primarily in developed countries but may invest up to 20% of its total assets in securities of companies that trade in emerging or developing markets.  In constructing a portfolio for the Fund, the Fund's subadviser, Mastholm Asset Management, LLC ("Mastholm"),

emphasizes companies, industries and countries that it believes have superior long-term growth potential.

Principal Investment Risks.
Market Risks.  The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline.  If the value of the

Fund's investments goes down, the share price of the Fund will go down, and you may lose money.  U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Stock Selection Risks.  The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Equity Securities Risks.  Common stocks and other equity securities held by the

Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund's share price.

Foreign Securities Risks.  The Fund's foreign investments involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability and differences in financial reporting standards and securities market regulation.

Liquidity Risks.  Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that Mastholm would like to sell.  Mastholm may have to lower the price, sell other securities instead or forego an investment opportunity.

Mid-Cap Companies Risks.  Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.  As a result, the performance of mid-cap companies may be more volatile and mid-cap securities tend to be less liquid than securities of larger companies.

Currency Risks.  The value of the Fund's foreign securities as measured in U.S.

dollars may be affected unfavorably by changes in foreign currency exchange rates.  The Fund may also incur costs in connection with conversions between various currencies.

Emerging Markets Risks.  The risks of foreign investments typically are greater in emerging markets due to factors such as smaller securities markets and lower trading volumes, less developed legal and accounting structures, substantial influence by an emerging market country's government over the private sector and potential high levels of inflation, deflation or currency devaluations.

Region or Sector Risks.  The Fund may invest a higher percentage of its total assets in a particular country, region or sector of international markets, which may have a significant impact on the Fund's overall portfolio.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

High Portfolio Turnover Risks.  The Fund may trade actively and experience a high portfolio turnover rate (over 100%).  High portfolio turnover is likely to lead to increased Fund expenses and may result in higher short-term capital gains taxable to shareholders and in lower investment returns.

Performance.
The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary, which is one indication of the risks of investing in the Fund.  The bar chart shows the changes in the Fund's performance from year to year.  The table shows how the

Fund's average annual returns compare with a broad measure of market performance.  Mastholm assumed its role as subadviser of the Fund effective

October 12, 2009.  The performance results shown in the bar chart and table prior to that date are from periods in which the Fund was managed by another subadviser.  Please keep in mind that the Fund's past performance (before and after taxes) does not necessarily represent how it will perform in the future.

Updated performance data will be available on the Company's website at

www.frontegra.com or by calling toll-free to 1-888-825-2100.

Calendar Year Total Returns

The Fund's return from January 1, 2011 through September 30, 2011 was (17.11)%.

                      Best and Worst Quarterly Performance

                        (during the periods shown above)

                            Best                Worst

                           Quarter             Quarter

                           Return              Return

                           22.00%             (20.92)%

                     (2nd quarter, 2009) (3rd quarter, 2008)

The after-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Frontegra Mastholm International Equity Fund	Return Before Taxes	9.23%	0.53%	3.42%	Jan. 08, 2004
Frontegra Mastholm International Equity Fund After Taxes on Distributions	Return After Taxes on Distributions	8.95%	(0.27%)	2.87%	Jan. 08, 2004
Frontegra Mastholm International Equity Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	6.47%	0.48%	3.05%	Jan. 08, 2004
Frontegra Mastholm International Equity Fund MSCI EAFE Index	MSCI EAFE Index (reflects no deductions for fees, expense or taxes)	8.21%	2.94%	6.45%	Jan. 08, 2004